Interest Income and Interest Expense (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Interest income
Loans	$ 9,140	$ 9,969	$ 18,647	$ 20,526
Securities	2,590	2,517	4,806	5,421
Trading assets	2,966	2,574	5,851	5,334
Federal funds sold and securities purchased under resale agreements	604	398	1,147	805
Securities borrowed	30	32	77	61
Deposits with banks	144	92	245	187
Other assets	158	137	306	230
Total interest income	15,632	15,719	31,079	32,564
Interest expense
Interest-bearing deposits	1,123	883	2,045	1,727
Short-term and other liabilities	890	496	1,708	1,058
Long-term debt	1,581	1,347	3,169	2,746
Beneficial interests issued by consolidated VIEs	202	306	416	636
Interest expense	3,796	3,032	7,338	6,167
Net interest income	11,836	12,687	23,741	26,397
Provision for credit losses	1,810	3,363	2,979	10,373
Net interest income after provision for credit losses	$ 10,026	$ 9,324	$ 20,762	$ 16,024